Property and Equipment - Schedule of Changes in Property Equipment and Accumulated Depreciation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost
Cost Balance	$ 1,973,341	$ 755,518
Additions	114,323	1,227,274
Disposal/reclasses/sales	(94,736)
Impairment loss	(47,449)
Disposal/reclasses		(40,890)
Effects of currency translation	(117,829)	31,439
Cost Balance	1,827,650	1,973,341	$ 755,518
Accumulated depreciation
Accumulated depreciation Balance	271,024	93,826
Depreciation	319,446	202,983	43,540
Disposal/reclasses/sales	(19,335)
Disposal/reclasses		(32,026)
Effects of currency translation	(103,962)	6,241
Accumulated depreciation Balance	462,506	271,024	93,826
Net book value	1,365,144	1,702,317
Laboratory equipment [Member]
Cost
Cost Balance	1,494,732	579,171
Additions	41,306	932,125
Disposal/reclasses/sales	(61,578)
Impairment loss
Disposal/reclasses		(51,509)
Effects of currency translation	(85,228)	34,945
Cost Balance	1,389,232	1,494,732	579,171
Accumulated depreciation
Accumulated depreciation Balance	184,149	77,833
Depreciation	209,254	137,996
Disposal/reclasses/sales	(10,606)
Disposal/reclasses		(36,039)
Effects of currency translation	(71,614)	4,359
Accumulated depreciation Balance	311,183	184,149	77,833
Net book value	1,078,049	1,310,583
Office equipment [Member]
Cost
Cost Balance	418,680	176,347
Additions	73,017	236,427
Disposal/reclasses/sales	(23,784)
Impairment loss
Disposal/reclasses		10,619
Effects of currency translation	(29,495)	(4,713)
Cost Balance	438,418	418,680	176,347
Accumulated depreciation
Accumulated depreciation Balance	86,875	15,993
Depreciation	110,192	64,987
Disposal/reclasses/sales	(8,729)
Disposal/reclasses		4,013
Effects of currency translation	(32,348)	1,882
Accumulated depreciation Balance	151,323	86,875	15,993
Net book value	287,095	331,805
Construction in progress [Member]
Cost
Cost Balance	59,929
Additions		58,722
Disposal/reclasses/sales	(9,374)
Impairment loss	(47,449)
Disposal/reclasses
Effects of currency translation	(3,106)	1,207
Cost Balance		59,929
Accumulated depreciation
Accumulated depreciation Balance
Depreciation
Disposal/reclasses/sales
Disposal/reclasses
Effects of currency translation
Accumulated depreciation Balance
Net book value		$ 59,929